OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Brazil - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Brazil [Line Items]
Tax No.	Total consolidated	Total consolidated
Nominal values Up to 90 days	$ 365,829	$ 927,043
Nominal values More than 90 days to one year	179,930	2,610,702
Nominal values More than one to three years	545,986	1,235,504
Nominal values More than three to five years	2,114,269	1,291,205
Nominal values More than five years	1,469,995	1,047,692
Total nominal value	4,676,009	7,112,146
Accounting values Up to 90 days	416,298	1,272,825
Accounting values More than 90 days to one year	212,808	2,596,215
Accounting values More than one to three years	536,424	1,224,152
Accounting values More than three to five years	1,962,985	1,289,285
Accounting values More than five years	1,436,911	1,053,367
Total accounting value	$ 4,565,426	$ 7,435,844
Bank Loans [Member] | Merril Lynch Credit products LLC [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Brazil [Line Items]
Tax No.	Products LLC	Products LLC
Creditor Country	U.S.A.	U.S.A.
Currency	BRL	BRL
Nominal values Up to 90 days	$ 304,549	$ 185,833
Nominal values More than 90 days to one year
Nominal values More than one to three years
Nominal values More than three to five years
Nominal values More than five years
Total nominal value	304,549	185,833
Accounting values Up to 90 days	314,322	240,089
Accounting values More than 90 days to one year
Accounting values More than one to three years
Accounting values More than three to five years
Accounting values More than five years
Total accounting value	$ 314,322	$ 240,089
Amortization	Monthly	Monthly
Effective rate %	395.00%	3.95%
Nominal rate %	395.00%	3.95%
Bank Loans [Member] | NCM [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Brazil [Line Items]
Tax No.		NCM
Creditor Country		Netherlands
Currency		US$
Nominal values Up to 90 days		$ 619
Nominal values More than 90 days to one year
Nominal values More than one to three years		324
Nominal values More than three to five years
Nominal values More than five years
Total nominal value		943
Accounting values Up to 90 days		666
Accounting values More than 90 days to one year
Accounting values More than one to three years		324
Accounting values More than three to five years
Accounting values More than five years
Total accounting value		$ 990
Amortization		Monthly
Effective rate %		6.01%
Nominal rate %		6.01%
Bank Loans [Member] | BANCO BRADESCO [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Brazil [Line Items]
Tax No.		BANCO BRADESCO
Creditor Country		Brazil
Currency		BRL
Nominal values Up to 90 days		$ 74,661
Nominal values More than 90 days to one year
Nominal values More than one to three years
Nominal values More than three to five years
Nominal values More than five years
Total nominal value		74,661
Accounting values Up to 90 days		98,864
Accounting values More than 90 days to one year
Accounting values More than one to three years
Accounting values More than three to five years
Accounting values More than five years
Total accounting value		$ 98,864
Amortization		Monthly
Effective rate %		4.33%
Nominal rate %		4.33%
Financial lease [Member] | NATIXIS [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Brazil [Line Items]
Tax No.	NATIXIS	NATIXIS
Creditor Country	France	France
Currency	US	US$
Nominal values Up to 90 days	$ 510	$ 433
Nominal values More than 90 days to one year	1,530	2,482
Nominal values More than one to three years	4,080	2,872
Nominal values More than three to five years	4,080	11,539
Nominal values More than five years	7,846
Total nominal value	18,046	17,326
Accounting values Up to 90 days	1,050	637
Accounting values More than 90 days to one year	1,530	2,481
Accounting values More than one to three years	4,080	2,872
Accounting values More than three to five years	4,080	11,539
Accounting values More than five years	7,894
Total accounting value	$ 18,634	$ 17,529
Amortization	Semiannual/Quaterly	Quaterly
Effective rate %	7.23%	2.74%
Nominal rate %	7.23%	2.74%
Financial lease [Member] | GA Telessis LLC [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Brazil [Line Items]
Tax No.		GA Telessis LLC
Creditor Country		U.S.A.
Currency		US$
Nominal values Up to 90 days		$ 320
Nominal values More than 90 days to one year		1,147
Nominal values More than one to three years		2,695
Nominal values More than three to five years		2,850
Nominal values More than five years		3,987
Total nominal value		10,999
Accounting values Up to 90 days		409
Accounting values More than 90 days to one year		1,147
Accounting values More than one to three years		2,695
Accounting values More than three to five years		2,850
Accounting values More than five years		3,987
Total accounting value		$ 11,088
Amortization		Monthly
Effective rate %		14.72%
Nominal rate %		14.72%
Other Loans [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Brazil [Line Items]
Tax No.	Total	Total
Nominal values Up to 90 days	$ 305,059	$ 282,555
Nominal values More than 90 days to one year	1,530	3,629
Nominal values More than one to three years	4,080	5,891
Nominal values More than three to five years	4,080	14,389
Nominal values More than five years	7,846	3,987
Total nominal value	322,595	310,451
Accounting values Up to 90 days	315,372	361,354
Accounting values More than 90 days to one year	1,530	3,628
Accounting values More than one to three years	4,080	5,891
Accounting values More than three to five years	4,080	14,389
Accounting values More than five years	7,894	3,987
Total accounting value	$ 332,956	$ 389,249
Other Loans [Member] | Deutchebank [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans due in installments Brazil [Line Items]
Tax No.		DEUTCHEBANK (*)
Creditor Country		Brazil
Currency		US$
Nominal values Up to 90 days		$ 20,689
Nominal values More than 90 days to one year
Nominal values More than one to three years
Nominal values More than three to five years
Nominal values More than five years
Total nominal value		20,689
Accounting values Up to 90 days		20,689
Accounting values More than 90 days to one year
Accounting values More than one to three years
Accounting values More than three to five years
Accounting values More than five years
Total accounting value		$ 20,689
Amortization		At Expiration
Effective rate %
Nominal rate %